First time adoption of IFRS - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of redesignated financial assets and liabilities [line items]
Aggregate discount	$ 28,832
Financial liabilities, proceeds from offering	265,148
Financial liabilities, fair value of the public warrants	14,053
Financial liabilities, offering costs	$ 14,779
Financial liabilities, discount, amortisation period	24 months
Class A ordinary shares
Disclosure of redesignated financial assets and liabilities [line items]
Interest expense	$ 7,762	$ 20,234